Consolidated Statements of Changes in Partners' Capital (Parenthetical) - shares			12 Months Ended
	Dec. 31, 2021	Nov. 10, 2021	Dec. 31, 2021	Sep. 07, 2021
Common Units [Member]
Number of units in exchange of IDRs	673,080		673,080	673,080
Number of units converted			215,292
Class B Units [Member]
Number of units in exchange of IDRs				673,080
Number of units converted	84,135	84,135